COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
19.
COMMITMENTS AND CONTINGENCIES

Commitments

The Company did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2023.

Contingencies

China Securities Regulatory Commission (“CSRC”) Notice

On December 30, 2022, China Securities Regulatory Commission (“CSRC”) issued a notice, or CSRC 1230 Notice, stating that the Group had been carried out cross-border securities business for Chinese mainland investors without approval from the CSRC, and such activities constitute illegal operation of securities business under the Securities Law of the PRC. The CSRC 1230 Notice set out two principal rectification requirements: (i) the Group should stop all incremental illegal operations in Chinese mainland, such as soliciting and developing any new Chinese mainland customers or opening new securities accounts for such customers; and (ii) the Group should properly handle the existing accounts held by Chinese mainland investors by allowing them to continue their transactions through such accounts. However, the Group is strictly prohibited from accepting any incremental funds that violate PRC foreign exchange regulations to such existing accounts.

On February 15, 2023, the CSRC published its official reply in response to the public attention on the CSRC 1230 Notice, emphasizing its core requirements of “prohibiting incremental illegal business effectively and solving existing issues properly” in relation to its supervision and regulation of our business operations in Chinese mainland.

The Group has been actively in cooperation with CSRC to satisfy 1230 Notice and meet the rectification requirements set out under CSRC 1230 Notice. Starting from May 18, 2023, the Group’s APP “Tiger International” has been removed from the PRC application market. Besides, the Group cannot rule out the possibility that it may take the initiative to adopt applicable rectification measures in the future to further curb incremental Chinese mainland domestic users and meet the requirements of the CSRC.

According to ASC 450-20-25-2, an estimated loss from a loss contingency shall be accrued when information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements, and the amount of loss can be reasonably estimated. The management has concluded that the conditions in paragraph 450-20-25-2 have not been met. As of December 31, 2022 and 2023, no provision has been made by the Group for the aforementioned potential loss contingency.